Fair Value of Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank using the valuation methods and assumptions described above. The fair values disclosed do not include non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	2023		2022
As at October 31 ($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$90,312	$90,312	$65,895	$65,895
Trading assets	117,868	117,868	113,154	113,154
Securities purchased under resale agreements and securities borrowed	199,325	199,325	175,313	175,313
Derivative financial instruments	51,340	51,340	55,699	55,699
Investment securities – FVOCI and FVTPL	86,253	86,253	86,398	86,398
Investment securities – Amortized cost	29,816	31,984	22,443	23,610
Loans	736,366	750,911	729,149	744,987
Customers’ liability under acceptances	18,628	18,628	19,494	19,494
Other financial assets	26,677	26,677	27,394	27,394
Liabilities:
Deposits	942,112	952,333	904,033	916,181
Financial instruments designated at fair value through profit or loss	26,779	26,779	22,421	22,421
Acceptances	18,718	18,718	19,525	19,525
Obligations related to securities sold short	36,403	36,403	40,449	40,449
Derivative financial instruments	58,660	58,660	65,900	65,900
Obligations related to securities sold under repurchase agreements and securities lent	160,007	160,007	139,025	139,025
Subordinated debentures	9,358	9,693	8,038	8,469
Other financial liabilities	49,276	51,215	45,723	46,682

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy of instruments carried at fair value on a recurring basis and of instruments not carried at fair value.

	2023				2022
As at October 31 ($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$937	$–	$937	$–	$543	$–	$543
Trading assets
Loans	–	7,540	4	7,544	–	7,811	–	7,811
Canadian federal government and government guaranteed debt	13,766	3,603	–	17,369	10,139	4,595	–	14,734
Canadian provincial and municipal debt	5,299	4,154	–	9,453	4,299	5,978	–	10,277
U.S. treasury and other U.S. agencies’ debt	11,218	–	–	11,218	11,957	–	–	11,957
Other foreign governments’ debt	19	10,626	–	10,645	15	8,287	–	8,302
Corporate and other debt	3,431	7,748	–	11,179	2,367	8,976	1	11,344
Equity securities	47,665	67	16	47,748	46,698	224	11	46,933
Other	–	2,712	–	2,712	–	1,796	–	1,796
	$81,398	$36,450	$20	$117,868	$75,475	$37,667	$12	$113,154
Investment securities (2)
Canadian federal government and government guaranteed debt	$7,674	$4,713	$–	$12,387	$4,947	$6,055	$–	$11,002
Canadian provincial and municipal debt	3,695	3,451	–	7,146	2,029	3,400	–	5,429
U.S. treasury and other U.S. agencies’ debt	25,058	3,640	–	28,698	32,412	2,824	–	35,236
Other foreign governments’ debt	2,527	28,891	–	31,418	3,217	24,487	–	27,704
Corporate and other debt	–	2,512	40	2,552	40	1,874	48	1,962
Equity securities	2,010	333	1,709	4,052	3,210	215	1,640	5,065
	$40,964	$43,540	$1,749	$86,253	$45,855	$38,855	$1,688	$86,398
Derivative financial instruments
Interest rate contracts	$–	$15,942	$–	$15,942	$–	$15,193	$17	$15,210
Foreign exchange and gold contracts	–	29,465	2	29,467	–	32,223	–	32,223
Equity contracts	54	3,066	27	3,147	332	2,209	20	2,561
Credit contracts	–	342	2	344	–	780	–	780
Commodity contracts	–	2,430	10	2,440	–	4,912	13	4,925
	$54	$51,245	$41	$51,340	$332	$55,317	$50	$55,699
Liabilities:
Deposits (3)	$–	$(95)	$–	$(95)	$–	$15	$–	$15
Financial liabilities designated at fair value through profit or loss	–	26,779	–	26,779	–	22,421	–	22,421
Obligations related to securities sold short	29,921	6,482	–	36,403	35,059	5,387	3	40,449

Derivative financial instruments
Interest rate contracts	–	25,079	2	25,081	–	22,842	12	22,854
Foreign exchange and gold contracts	–	28,013	–	28,013	–	35,634	–	35,634
Equity contracts	135	3,106	17	3,258	636	3,063	21	3,720
Credit contracts	–	27	1	28	–	25	–	25
Commodity contracts	–	2,274	6	2,280	–	3,660	7	3,667
	$135	$58,499	$26	$58,660	$636	$65,224	$40	$65,900

Instruments not carried at fair value (4) :
Assets:
Investment securities – amortized cost	$1,627	$28,189	$–	$29,816	$2,086	$20,357	$–	$22,443
Loans (5)	–	–	415,738	415,738	–	–	407,267	407,267

Liabilities:
Deposits (5)	–	425,251	–	425,251	–	365,134	–	365,134
Subordinated debentures	–	9,358	–	9,358	–	8,038	–	8,038
Other liabilities	–	24,651	–	24,651	–	23,679	330	24,009

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $31,984 (October 31, 2022 – $23,610).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
(4)	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.
(5)	Represents fixed rate instruments.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2023.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at October 31, 2023
($ millions)	Fair value November 1 2022	Gains/(losses) recorded in income	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2023	Change in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Loans	$–	$–	$–	$5	$–	$(1)	$4	$–
Corporate and other debt	1	–	–	–	–	(1)	–	–
Equity securities	11	–	–	3	(33)	35	16	–
	12	–	–	8	(33)	33	20	–

Investment securities
Corporate and other debt	48	(3)	3	–	(8)	–	40	(3)
Equity securities	1,640	59	13	233	(135)	(101)	1,709	61
	1,688	56	16	233	(143)	(101)	1,749	58

Derivative financial instruments – assets
Interest rate contracts	17	(2)	–	3	(6)	(12)	–	(2)
Foreign exchange and gold contracts	–	–	–	2	–	–	2	–
Equity contracts	20	(3)	–	6	(1)	5	27	(2	) (2)
Credit contracts	–	(2)	–	4	–	–	2	(2)
Commodity contracts	13	(3)	–	–	–	–	10	(3)

Derivative financial instruments – liabilities
Interest rate contracts	(12)	–	–	(2)	3	9	(2)	–
Equity contracts	(21)	(3)	–	(18)	3	22	(17)	(3	) (2)
Credit contracts	–	1	–	(2)	–	–	(1)	1
Commodity contracts	(7)	1	–	–	–	–	(6)	1
	10	(11)	–	(7)	(1)	24	15	(10)
Obligations related to securities sold short	(3)	–	–	–	3	–	–	–
Total	$1,707	$45	$16	$234	$(174)	$(44)	$1,784	$48

(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following table summarizes the changes in Level 3 instruments carried at fair value for the year ended October 31, 2022.

	As at October 31, 2022
($ millions)	Fair value November 1 2021	Gains/(losses) recorded in income (1)	Gains/(losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value October 31 2022
Trading assets	$41	$(2)	$–	$3	$(32)	$2	$12
Investment securities	1,348	282	(1)	363	(231)	(73)	1,688
Derivative financial instruments	1	(8)	–	4	–	13	10
Financial liabilities designated at fair value through profit or loss	(139)	23	–	(22)	12	126	–
Obligations related to securities sold short	–	–	–	(2)	3	(4)	(3)

(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

Summary of Significant Unobservable Inputs Used in Measuring Financial Instruments Categorized as Level 3
The table below sets out information about significant unobservable inputs used in measuring financial instruments categorized as Level 3 in the fair value hierarchy.

	Valuation technique	Significant unobservable inputs	Range of estimates for unobservable inputs (1)	Changes in fair value from reasonably possible alternatives ($ millions)

Investment securities

Private equity securities (2)	Market comparable	General Partner valuations

		per net asset value	95% - 97%

		Price earnings (P/E) multiples	3% - 5%	(65)/ 65

Derivative financial instruments

Interest rate contracts	Option pricing	Interest rate		–
	model	volatility	42% - 263%

Equity contracts	Option pricing	Equity volatility	2% - 89%
	model	Correlation	(13%) - 96%	(5)/5

Commodity contracts	Discounted cash flow	Forward curves	6% - 15%	(5)/5

(1)	The range of estimates represents the actual lowest and highest level inputs used to fair value financial instruments within each financial statement category.
(2)
The valuation of private equity securities utilizes net asset values as reported by fund managers. Net asset values are not considered observable as the Bank cannot redeem these instruments at such values. The range for net asset values per unit or price per share has not been disclosed for these instruments since the valuations are not model-based.